Other operating results, net (Tables)	12 Months Ended
Jun. 30, 2018
Other Operating Results Net
Schedule of other operating results
	June 30, 2018	June 30, 2017	June 30, 2016
Gain from disposal of an associate (1)	311	-	-
Donations	(67)	(123)	(58)
Lawsuits and other contingencies (2)	406	(22)	14
Currency translation adjustment reversal (3)	-	41	100
Others	(68)	(102)	(88)
Total other operating results, net	582	(206)	(32)

(1)	Includes the gain from the sale of the Group’s equity interest in Cloudyn for Ps. 252.
(2)	As of June 30, 2018, includes the favorable ruling of a trial in the Operations Center in Israel for an amount of approximately Ps. 435. Includes legal costs and expenses Includes legal costs and expenses
(3)	As of June 30, 2017, it pertains to the reversal of the cumulative translation adjustment generated by IMadison, a subsidiary liquidated during that fiscal year. As of June 30, 2016, Ps. 143 correspond to the reversal of cumulative translation adjustment before the business combination with IDBD and Ps. 9 to the reversal of the reserve of the cumulative translation adjustment generated in Rigby following the dissolution of the company.